Schedule of Investments
(unaudited)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.1%
Aristocrat Leisure Ltd. ........... 291 $ 10,364
Cochlear Ltd. ................ 30 6,778
Coles Group Ltd. .............. 95 1,126
Fortescue Ltd. ................ 461 5,736
Macquarie Group Ltd. ........... 337 46,380
Orica Ltd. ................... 60 706
REA Group Ltd. ............... 29 3,899
Rio Tinto Ltd. ................ 192 14,754
Rio Tinto plc ................. 541 35,183
Wesfarmers Ltd. .............. 16 772
Woodside Energy Group Ltd. ...... 200 3,627
Worley Ltd. .................. 1,015 10,068
139,393
Austria — 0.2%
BAWAG Group AG
(a) (b)
.......... 206 15,044
Erste Group Bank AG ........... 47 2,445
OMV AG ................... 60 2,510
19,999
Belgium — 0.3%
Groupe Bruxelles Lambert NV ..... 185 13,806
KBC Group NV ............... 268 20,729
34,535
Brazil — 1.5%
Ambev SA .................. 13,126 26,804
Auren Energia SA ............. 332 698
B3 SA - Brasil Bolsa Balcao ....... 1,570 3,003
BRF SA
(c)
................... 436 1,629
CCR SA .................... 4,689 10,296
Cogna Educacao SA
(c)
.......... 15,743 4,259
Cosan SA ................... 163 385
CPFL Energia SA .............. 180 1,033
CSN Mineracao SA ............ 2,008 1,832
CVC Brasil Operadora e Agencia de
Viagens SA
(c)
.............. 882 282
Embraer SA
(c)
................ 574 4,459
Energisa SA ................. 621 4,823
Fleury SA ................... 196 526
Lojas Renner SA .............. 765 1,791
M Dias Branco SA
(c)
............ 79 378
Marfrig Global Foods SA
(c)
........ 5,114 10,262
Natura & Co. Holding SA ......... 2,063 5,416
Pagseguro Digital Ltd. , Class A
(c)
... 262 3,348
Santos Brasil Participacoes SA .... 174 406
Telefonica Brasil SA ............ 555 4,754
TOTVS SA
(c)
................. 71 349
Transmissora Alianca de Energia
Eletrica SA ................ 33 198
Ultrapar Participacoes SA ........ 2,013 7,919
Vibra Energia SA .............. 134 549
Wheaton Precious Metals Corp. .... 1,398 83,588
178,987
Canada — 1.3%
Algonquin Power & Utilities Corp. ... 92 574
Bank of Nova Scotia (The) ........ 34 1,588
Barrick Gold Corp. ............. 167 3,094
Brookfield Corp. , Class A ......... 360 17,556
CGI, Inc. , Class A
(c)
............ 9 1,026
FirstService Corp. ............. 63 10,985
IGM Financial, Inc. ............. 77 2,182
Keyera Corp. ................ 460 12,977
Magna International, Inc. ......... 325 14,423
Security
Shares
Shares Value
Canada (continued)
Nutrien Ltd. .................. 336 $ 17,233
Stantec, Inc. ................. 452 39,770
Thomson Reuters Corp. ......... 242 39,219
160,627
Chile — 0.0%
Antofagasta plc ............... 99 2,578
China — 3.5%
3SBio, Inc.
(a) (b) (c)
............... 4,500 3,530
Alibaba Group Holding Ltd. ....... 3,600 35,425
Baidu, Inc. , Class A
(c)
........... 750 8,316
Beijing Capital International Airport Co.
Ltd. , Class H
(c)
.............. 2,000 666
Beijing Yanjing Brewery Co. Ltd. , Class
A ...................... 600 783
Bilibili, Inc. , Class Z
(c)
........... 340 5,173
BOE Technology Group Co. Ltd. , Class
A ...................... 4,200 2,294
BYD Co. Ltd. , Class A ........... 100 3,420
China Mengniu Dairy Co. Ltd. ..... 2,000 3,347
China Merchants Bank Co. Ltd. , Class
H ...................... 500 2,072
Geely Automobile Holdings Ltd. .... 6,000 6,096
Goldwind Science & Technology Co.
Ltd. , Class A ............... 9,600 10,647
Goneo Group Co. Ltd. , Class A .... 145 1,407
Huatai Securities Co. Ltd. , Class A .. 20,900 38,467
JD.com, Inc. , Class A ........... 1,300 17,141
Jinko Solar Co. Ltd. , Class A ...... 3,865 3,917
Jiumaojiu International Holdings Ltd.
(a) (b)
1,000 371
Kingsoft Cloud Holdings Ltd.
(c)
..... 2,000 363
Kweichow Moutai Co. Ltd. , Class A .. 100 19,667
Lenovo Group Ltd. ............. 6,000 7,771
Li Ning Co. Ltd. ............... 500 931
Meituan , Class B
(a) (b) (c)
........... 3,600 49,848
NetEase, Inc. ................ 900 16,599
NIO, Inc. , Class A
(c)
............ 90 401
Oriental Pearl Group Co. Ltd. , Class A 400 352
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 3,500 15,199
SAIC Motor Corp. Ltd. , Class A
(c)
... 2,687 5,460
Shanghai Electric Group Co. Ltd. , Class
A
(c)
..................... 1,300 697
Shenwan Hongyuan Group Co. Ltd. ,
Class A .................. 19,880 12,610
Shenzhen Goodix Technology Co. Ltd. ,
Class A .................. 500 4,349
Sunny Optical Technology Group Co.
Ltd. ..................... 200 1,122
Tencent Holdings Ltd.
(d)
.......... 2,300 106,137
Trip.com Group Ltd.
(c)
........... 300 12,808
Wuliangye Yibin Co. Ltd. , Class A ... 1,800 31,637
Zai Lab Ltd.
(c)
................ 500 947
Zoomlion Heavy Industry Science &
Technology Co. Ltd. , Class A .... 200 186
ZTE Corp. , Class A ............ 100 381
430,537
Denmark — 1.1%
Genmab A/S
(c)
................ 33 9,322
Novo Nordisk A/S , Class B ....... 853 113,016
Vestas Wind Systems A/S
(c)
....... 446 11,037
133,375

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland — 0.3%
Nordea Bank Abp ............. 1,951 $ 22,830
Wartsila OYJ Abp .............. 884 18,268
41,098
France — 1.9%
Amundi SA
(a) (b)
................ 8 584
BNP Paribas SA .............. 619 42,410
Carrefour SA ................. 406 6,056
Credit Agricole SA ............. 245 3,718
Danone SA .................. 928 60,288
Dassault Aviation SA ........... 4 805
Eiffage SA .................. 155 15,426
Engie SA ................... 2,869 45,101
Gecina SA .................. 6 595
Hermes International SCA ........ 28 61,189
Thales SA ................... 5 795
Valeo SE ................... 27 309
237,276
Germany — 2.2%
Allianz SE (Registered) .......... 52 14,646
Deutsche Lufthansa AG (Registered) 318 1,993
Deutsche Telekom AG (Registered) . 2,399 62,752
E.ON SE ................... 1,680 23,559
Mercedes-Benz Group AG ........ 442 29,218
Nordex SE
(c)
................. 331 5,018
Siemens AG (Registered) ........ 637 116,633
Siemens Energy AG
(c)
........... 264 7,666
Volkswagen AG ............... 14 1,652
263,137
Greece — 0.0%
Star Bulk Carriers Corp. ......... 91 2,051
Hong Kong — 0.3%
AIA Group Ltd. ............... 4,600 30,769
India — 1.0%
ABB India Ltd. ................ 21 1,985
Asian Paints Ltd. .............. 15 554
Bajaj Finance Ltd. ............. 4 326
Berger Paints India Ltd. ......... 183 1,214
Bharat Electronics Ltd. .......... 439 1,661
Bharti Airtel Ltd. ............... 480 8,575
Birlasoft Ltd. ................. 651 5,270
Blue Star Ltd. ................ 42 867
Central Depository Services India Ltd.
(b)
14 421
Cipla Ltd.
(c)
.................. 43 795
Computer Age Management Services
Ltd. ..................... 15 814
Cummins India Ltd. ............ 8 369
Dixon Technologies India Ltd.
(b)
.... 64 9,283
DLF Ltd. .................... 107 1,139
Dr Lal PathLabs Ltd.
(a) (b)
......... 16 591
Fortis Healthcare Ltd. ........... 88 528
Gujarat Pipavav Port Ltd. ........ 97 267
Havells India Ltd. .............. 25 553
HCL Technologies Ltd. .......... 474 9,327
Hindalco Industries Ltd. ......... 126 1,011
Hitachi Energy India Ltd. ......... 2 278
Indian Hotels Co. Ltd. (The) , Class A . 129 991
Indian Railway Catering & Tourism
Corp. Ltd. ................. 54 639
Infosys Ltd. .................. 778 17,252
ITD Cementation India Ltd. ....... 61 375
KEI Industries Ltd. ............. 7 363
KPIT Technologies Ltd. .......... 30 662
Security
Shares
Shares Value
India (continued)
Lupin Ltd. ................... 19 $ 435
Marico Ltd. .................. 34 274
Mphasis Ltd. ................. 8 277
National Aluminium Co. Ltd. ....... 153 356
NBCC India Ltd. .............. 311 675
NCC Ltd. ................... 76 326
Nippon Life India Asset Management
Ltd.
(a) (b)
................... 43 332
Oberoi Realty Ltd. ............. 53 1,181
Pidilite Industries Ltd. ........... 51 1,942
Power Finance Corp. Ltd. ........ 126 841
Power Grid Corp. of India Ltd. ..... 139 579
Prestige Estates Projects Ltd. ..... 16 348
PTC India Ltd. ................ 109 295
Punjab National Bank ........... 2,033 3,020
Samvardhana Motherson International
Ltd. ..................... 270 636
Siemens Ltd. ................. 9 769
SRF Ltd. ................... 13 412
State Bank of India ............. 368 3,847
Strides Pharma Science Ltd. ...... 37 473
Supreme Industries Ltd. ......... 5 320
Tata Consultancy Services Ltd. .... 576 30,246
Tata Elxsi Ltd. ................ 3 251
Trent Ltd. ................... 18 1,258
United Spirits Ltd. ............. 69 1,167
Varun Beverages Ltd. ........... 22 415
Vedanta Ltd. ................. 414 2,233
Vodafone Idea Ltd.
(c)
............ 4,519 879
Voltas Ltd. .................. 127 2,337
WNS Holdings Ltd.
(c)
............ 12 715
Zensar Technologies Ltd. ........ 29 276
Zomato Ltd.
(c)
................ 196 539
Zydus Lifesciences Ltd. ......... 191 2,849
126,613
Indonesia — 0.1%
Bank Central Asia Tbk. PT ........ 2,800 1,769
Bank Mandiri Persero Tbk. PT ..... 2,700 1,065
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 15,100 4,345
Perusahaan Gas Negara Tbk. PT ... 4,200 414
7,593
Ireland — 0.0%
Accenture plc , Class A .......... 2 661
Israel — 0.3%
Nice Ltd.
(c)
.................. 8 1,444
Wix.com Ltd.
(c)
................ 198 30,873
ZIM Integrated Shipping Services Ltd. 121 2,383
34,700
Italy — 1.2%
A2A SpA ................... 3,939 8,343
Enel SpA ................... 10,343 73,841
Intesa Sanpaolo SpA ........... 2,393 9,718
Mediobanca Banca di Credito
Finanziario SpA ............. 57 925
UniCredit SpA ................ 1,194 49,043
141,870
Japan — 5.5%
Amada Co. Ltd. ............... 900 10,570
ANA Holdings, Inc. ............. 200 3,826
Asahi Group Holdings Ltd. ........ 100 3,681
Asahi Kasei Corp. ............. 400 2,884

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Astellas Pharma, Inc. ........... 1,800 $ 20,876
Daiichi Sankyo Co. Ltd. .......... 800 32,582
Daito Trust Construction Co. Ltd. ... 100 12,026
Daiwa Securities Group, Inc. ...... 400 3,302
Honda Motor Co. Ltd. ........... 600 6,411
Kakaku.com, Inc. .............. 100 1,398
KDDI Corp. .................. 100 3,009
Kirin Holdings Co. Ltd. .......... 1,500 21,206
Mitsubishi UFJ Financial Group, Inc. . 8,100 93,558
Mitsui Fudosan Co. Ltd. ......... 5,500 56,979
Mizuho Financial Group, Inc. ...... 4,800 109,729
Nintendo Co. Ltd. .............. 300 16,577
Obayashi Corp. ............... 300 3,939
Ono Pharmaceutical Co. Ltd. ...... 300 4,426
Otsuka Holdings Co. Ltd. ........ 200 10,194
Panasonic Holdings Corp. ........ 4,800 39,318
Sekisui House Ltd. ............. 1,200 30,068
SoftBank Corp. ............... 400 5,218
SoftBank Group Corp. .......... 100 6,111
Sompo Holdings, Inc. ........... 200 4,560
Sumitomo Chemical Co. Ltd. ...... 800 2,051
Sumitomo Corp. .............. 300 7,454
Sumitomo Mitsui Financial Group, Inc. 1,600 115,541
Tokyo Electron Ltd. ............ 200 41,849
669,343
Luxembourg — 0.4%
ArcelorMittal SA ............... 1,871 42,604
Mexico — 0.0%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 30 901
Wal-Mart de Mexico SAB de CV .... 325 1,082
1,983
Netherlands — 0.7%
ASML Holding NV ............. 6 5,587
ING Groep NV ................ 735 13,341
NN Group NV ................ 1,092 54,801
Wolters Kluwer NV ............. 87 14,565
88,294
New Zealand — 0.1%
(c)
a2 Milk Co. Ltd. (The) ........... 104 488
Xero Ltd. ................... 77 7,016
7,504
Norway — 0.8%
Aker BP ASA ................. 37 896
DNB Bank ASA ............... 1,563 32,292
Equinor ASA ................. 2,318 61,381
Norsk Hydro ASA .............. 577 3,200
97,769
Singapore — 0.2%
DBS Group Holdings Ltd. ........ 100 2,740
Singapore Airlines Ltd. .......... 2,800 14,633
Singapore Telecommunications Ltd. . 1,100 2,540
United Overseas Bank Ltd. ....... 200 4,850
24,763
South Africa — 0.0%
Anglo American plc ............ 99 3,003
AVI Ltd. .................... 125 671
MTN Group Ltd. ............... 42 182
Standard Bank Group Ltd. ........ 40 488
4,344
Security
Shares
Shares Value
South Korea — 0.7%
Amorepacific Group ............ 358 $ 8,146
BGF retail Co. Ltd. ............. 23 1,737
CJ Corp. ................... 17 1,650
CJ ENM Co. Ltd.
(c)
............. 110 6,138
E-MART, Inc. ................. 6 265
Hanon Systems ............... 103 335
HDC Hyundai Development Co-
Engineering & Construction ..... 113 1,896
Hugel, Inc.
(c)
................. 36 6,446
Hyosung Advanced Materials Corp. . 2 457
KCC Corp. .................. 7 1,690
LG Chem Ltd. ................ 149 33,508
NCSoft Corp. ................ 60 7,699
PharmaResearch Co. Ltd. ........ 51 4,997
Samsung C&T Corp. ........... 18 2,050
SK Telecom Co. Ltd. ............ 331 13,097
90,111
Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA . 132 1,383
Banco Santander SA ........... 1,701 8,206
Iberdrola SA ................. 5,517 72,870
Industria de Diseno Textil SA ...... 1,277 62,048
Repsol SA .................. 1,587 22,635
167,142
Sweden — 0.7%
Atlas Copco AB , Class A ......... 44 783
Boliden AB .................. 51 1,560
Holmen AB , Class B ............ 27 1,061
Investor AB , Class B ............ 1,558 44,232
Swedbank AB , Class A .......... 1,784 37,935
Tele2 AB , Class B ............. 194 1,997
87,568
Switzerland — 2.4%
ABB Ltd. (Registered) ........... 2,010 111,568
CRISPR Therapeutics AG
(c)
....... 21 1,203
Kuehne + Nagel International AG
(Registered) ............... 198 61,378
Novartis AG (Registered) ........ 1,114 124,354
298,503
Taiwan — 1.1%
Makalot Industrial Co. Ltd. ........ 1,000 13,707
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 116,685
Wisdom Marine Lines Co. Ltd. ..... 2,000 4,337
134,729
Turkey — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii
A/S , Class A ............... 390 3,146
Migros Ticaret A/S ............. 175 2,788
5,934
United Kingdom — 1.8%
AstraZeneca plc .............. 106 16,840
Auto Trader Group plc
(a) (b)
........ 1,165 12,203
BAE Systems plc .............. 1,397 23,299
British Land Co. plc (The) ........ 1,848 9,795
Drax Group plc ............... 180 1,506
easyJet plc .................. 324 1,877
Informa plc .................. 2,684 29,994
Johnson Matthey plc ........... 40 843
National Grid plc .............. 123 1,561
Smiths Group plc .............. 594 13,644

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Spectris plc .................. 205 $ 8,041
Standard Chartered plc .......... 481 4,751
Taylor Wimpey plc ............. 1,390 2,850
Tesco plc ................... 14,920 63,626
Vodafone Group plc ............ 35,321 33,052
223,882
United States — 67.7%
Abbott Laboratories ............ 12 1,271
AbbVie, Inc. ................. 254 47,071
Acuity Brands, Inc. ............. 185 46,500
Adobe, Inc.
(c)
................. 146 80,541
Advanced Drainage Systems, Inc. .. 31 5,488
AECOM .................... 993 89,976
Agilent Technologies, Inc. ........ 215 30,401
Alaska Air Group, Inc.
(c)
.......... 466 17,489
Align Technology, Inc.
(c)
.......... 35 8,116
Alphabet, Inc. , Class A .......... 1,189 203,961
Alphabet, Inc. , Class C .......... 974 168,648
Amazon.com, Inc.
(c)
............ 2,024 378,448
American Express Co. .......... 406 102,734
Amgen, Inc. ................. 101 33,579
Apple, Inc. .................. 2,809 623,823
Applied Industrial Technologies, Inc. . 63 13,746
Applied Materials, Inc. .......... 382 81,060
ARM Holdings plc , ADR
(c)
........ 18 2,595
Atlassian Corp. , Class A
(c)
........ 174 30,723
Baker Hughes Co. , Class A ....... 78 3,020
Bank of America Corp. .......... 875 35,271
Bank of New York Mellon Corp. (The) 71 4,620
Becton Dickinson & Co. ......... 10 2,411
Berkshire Hathaway, Inc. , Class B
(c)
. 123 53,936
Booking Holdings, Inc. .......... 30 111,450
Booz Allen Hamilton Holding Corp. .. 8 1,146
BorgWarner, Inc. .............. 84 2,966
Box, Inc. , Class A
(c)
............ 144 4,049
Bristol-Myers Squibb Co. ......... 1,046 49,748
Broadcom, Inc. ............... 296 47,561
Cabot Corp. ................. 3 301
Cadence Design Systems, Inc.
(c)
... 248 66,380
Cardinal Health, Inc. ............ 382 38,517
Caterpillar, Inc. ............... 84 29,081
CBOE Global Markets, Inc. ....... 2 367
CBRE Group, Inc. , Class A
(c)
...... 405 45,648
Centene Corp.
(c)
.............. 192 14,769
Chevron Corp. ................ 907 145,546
Chewy, Inc. , Class A
(c)
........... 15 363
Cigna Group (The) ............. 179 62,412
Cintas Corp. ................. 1 764
Cirrus Logic, Inc.
(c)
............. 157 20,485
Citigroup, Inc. ................ 1,194 77,467
Colgate-Palmolive Co. .......... 1,128 111,886
Comcast Corp. , Class A ......... 3,001 123,851
Comfort Systems USA, Inc. ....... 3 997
Conagra Brands, Inc. ........... 190 5,761
ConocoPhillips ............... 1,013 112,646
Costco Wholesale Corp. ......... 4 3,288
CSL Ltd. .................... 50 10,148
Curtiss-Wright Corp. ............ 147 43,321
CyberArk Software Ltd.
(c)
......... 3 769
Deckers Outdoor Corp.
(c)
......... 18 16,607
Dick's Sporting Goods, Inc. ....... 8 1,731
DR Horton, Inc. ............... 37 6,657
Dropbox, Inc. , Class A
(c)
......... 123 2,942
Eaton Corp. plc ............... 9 2,743
Ecolab, Inc. ................. 94 21,685
Security
Shares
Shares Value
United States (continued)
Elevance Health, Inc. ........... 130 $ 69,164
Eli Lilly & Co. ................ 119 95,708
EMCOR Group, Inc. ............ 175 65,702
EOG Resources, Inc. ........... 103 13,060
Equinix, Inc. ................. 45 35,561
Exelon Corp. ................. 590 21,948
ExlService Holdings, Inc.
(c)
....... 29 1,023
Expeditors International of Washington,
Inc. ..................... 145 18,099
Experian plc ................. 521 24,581
Exxon Mobil Corp. ............. 169 20,042
Fortinet, Inc.
(c)
................ 339 19,676
Fox Corp. , Class A ............. 811 30,850
Franklin Resources, Inc. ......... 663 15,163
Freeport-McMoRan, Inc. ......... 20 908
General Mills, Inc. ............. 947 63,582
General Motors Co. ............ 190 8,421
Gilead Sciences, Inc. ........... 296 22,514
Goldman Sachs Group, Inc. (The) .. 6 3,054
Graco, Inc. .................. 372 31,639
Guidewire Software, Inc.
(c)
........ 30 4,502
Halliburton Co. ............... 20 694
HCA Healthcare, Inc. ........... 150 54,458
Home Depot, Inc. (The) ......... 429 157,941
Honeywell International, Inc. ...... 298 61,016
HP, Inc. .................... 1,283 46,303
Incyte Corp.
(c)
................ 117 7,613
Intuit, Inc. ................... 47 30,425
Invesco Ltd. ................. 508 8,768
Ionis Pharmaceuticals, Inc.
(c)
...... 17 841
IQVIA Holdings, Inc.
(c)
........... 89 21,914
James Hardie Industries plc , CDI
(c)
.. 169 6,071
Johnson & Johnson ............ 1,042 164,480
JPMorgan Chase & Co. ......... 129 27,451
KB Home ................... 46 3,960
Kellanova ................... 34 1,977
Kimberly-Clark Corp. ........... 333 44,972
KLA Corp. ................... 7 5,761
Kyndryl Holdings, Inc.
(c)
.......... 14 376
Lam Research Corp. ........... 112 103,179
Lear Corp. .................. 60 7,322
Leidos Holdings, Inc. ........... 5 722
Lennar Corp. , Class A ........... 239 42,286
Lineage, Inc.
(c)
................ 259 22,761
Louisiana-Pacific Corp. .......... 55 5,399
Lowe's Cos., Inc. .............. 30 7,365
Manhattan Associates, Inc.
(c)
...... 360 91,937
Marathon Petroleum Corp. ....... 270 47,795
Marsh & McLennan Cos., Inc. ..... 108 24,038
MasTec, Inc.
(c)
................ 5 550
Mastercard, Inc. , Class A ......... 359 166,472
Mattel, Inc.
(c)
................. 65 1,254
Maximus, Inc. ................ 43 3,994
Medtronic plc ................ 1,389 111,564
Merck & Co., Inc. .............. 1,101 124,556
Meta Platforms, Inc. , Class A ...... 282 133,902
MetLife, Inc. ................. 1,093 83,997
Micron Technology, Inc. .......... 140 15,375
Microsoft Corp. ............... 1,361 569,374
Molina Healthcare, Inc.
(c)
......... 3 1,024
Moody's Corp. ................ 69 31,497
Morgan Stanley ............... 221 22,809
Motorola Solutions, Inc. ......... 4 1,596
NetApp, Inc. ................. 782 99,298
Netflix, Inc.
(c)
................. 30 18,851

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Neurocrine Biosciences, Inc.
(c)
..... 58 $ 8,211
NIKE, Inc. , Class B ............ 242 18,116
Northrop Grumman Corp. ........ 111 53,760
Nucor Corp. ................. 11 1,792
Nutanix, Inc. , Class A
(c)
.......... 292 14,749
NVIDIA Corp. ................ 4,546 531,973
Oshkosh Corp. ............... 125 13,581
Otis Worldwide Corp. ........... 293 27,689
Penske Automotive Group, Inc. .... 3 522
Pentair plc .................. 10 879
Pfizer, Inc. .................. 56 1,710
Procter & Gamble Co. (The) ...... 388 62,375
Prologis, Inc. ................. 187 23,571
PulteGroup, Inc. .............. 3 396
QUALCOMM, Inc. ............. 657 118,884
Qualys, Inc.
(c)
................ 14 2,088
Regeneron Pharmaceuticals, Inc.
(c)
.. 12 12,950
Reinsurance Group of America, Inc. . 31 6,988
Reliance, Inc. ................ 17 5,178
Robert Half, Inc. .............. 260 16,689
RPM International, Inc. .......... 90 10,931
S&P Global, Inc. .............. 239 115,850
SBA Communications Corp. ...... 1 220
Schlumberger NV ............. 1,265 61,087
Schneider Electric SE ........... 318 76,649
ServiceNow, Inc.
(c)
............. 84 68,409
Shell plc .................... 1,396 50,904
Silicon Laboratories, Inc.
(c)
........ 21 2,523
Simon Property Group, Inc. ....... 21 3,222
Snap, Inc. , Class A
(c)
............ 729 9,710
Spotify Technology SA
(c)
......... 204 70,164
State Street Corp. ............. 7 595
Stryker Corp. ................ 92 30,125
Target Corp. ................. 92 13,838
Taylor Morrison Home Corp.
(c)
..... 50 3,354
TE Connectivity Ltd. ............ 671 103,555
Tesla, Inc.
(c)
.................. 302 70,085
Toll Brothers, Inc. .............. 404 57,655
Trane Technologies plc .......... 38 12,703
Travelers Cos., Inc. (The) ........ 408 88,308
Tyson Foods, Inc. , Class A ....... 63 3,837
Uber Technologies, Inc.
(c)
........ 611 39,391
UGI Corp. ................... 1,120 27,754
United Parcel Service, Inc. , Class B . 333 43,413
UnitedHealth Group, Inc. ......... 69 39,755
Valero Energy Corp. ............ 459 74,229
Veeva Systems, Inc. , Class A
(c)
..... 10 1,919
VeriSign, Inc.
(c)
............... 59 11,034
Verizon Communications, Inc. ..... 721 29,215
Vertex Pharmaceuticals, Inc.
(c)
..... 30 14,872
Visa, Inc. , Class A ............. 9 2,391
Westinghouse Air Brake Technologies
Corp. .................... 11 1,773
Weyerhaeuser Co. ............. 216 6,860
Workiva, Inc. , Class A
(c)
.......... 25 1,844
8,268,890
Total Common Stocks — 99.9%
(Cost: $ 10,358,183 ) .............................. 12,199,162
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.2%
Brazil — 0.1%
Azul SA (Preference)
(c)
.......... 1,335 $ 1,891
Braskem SA (Preference) , Series A ,
Class A
(c)
................. 1,969 6,106
Cia Energetica de Minas Gerais
(Preference) ............... 96 185
Energisa SA (Preference) ........ 2 3
Itau Unibanco Holding SA (Preference) 858 5,156
Marcopolo SA (Preference) ....... 3,230 3,483
16,824
Germany — 0.1%
Volkswagen AG (Preference) ...... 101 11,272
Total Preferred Securities — 0.2%
(Cost: $ 32,144 ) ................................ 28,096
Total Long-Term Investments — 100 .1%
(Cost: $ 10,390,327 ) .............................. 12,227,258
Short-Term Securities
Money Market Funds — 1.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 5.45%
(g)
....... 112,106 112,150
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21% ...... 81,746 81,746
Total Short-Term Securities — 1 .6%
(Cost: $ 193,885 ) ................................ 193,896
Total Investments — 101.7%
(Cost: $ 10,584,212 ) .............................. 12,421,154
Liabilities in Excess of Other Assets — (1.7) % ............ (202,548)
Net Assets — 100.0% .............................. $ 12,218,606
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,143 $ 107,997
(a)
$ — $ — $ 10 $ 112,150 112,106 $ 30
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 228,055 — (146,309)
(a)
— — 81,746 81,746 2,828 —
$ — $ 10 $ 193,896 $ 2,858 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index ................................................... 3 09/20/24 $ 83 $ 415
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 139,393 $ — $ 139,393
Austria .............................................. — 19,999 — 19,999
Belgium ............................................. — 34,535 — 34,535
Brazil ............................................... 178,987 — — 178,987
Canada ............................................. 160,627 — — 160,627
Chile ............................................... — 2,578 — 2,578
China ............................................... — 430,537 — 430,537
Denmark ............................................. — 133,375 — 133,375
Finland .............................................. — 41,098 — 41,098
France .............................................. — 237,276 — 237,276
Germany ............................................ — 263,137 — 263,137
Greece .............................................. 2,051 — — 2,051
Hong Kong ........................................... — 30,769 — 30,769
India ............................................... 715 125,898 — 126,613
Indonesia ............................................ 1,769 5,824 — 7,593
Ireland .............................................. 661 — — 661
Israel ............................................... 33,256 1,444 — 34,700
Italy ................................................ — 141,870 — 141,870
Japan ............................................... — 669,343 — 669,343
Luxembourg .......................................... — 42,604 — 42,604
Mexico .............................................. 1,983 — — 1,983
Netherlands ........................................... — 88,294 — 88,294
New Zealand .......................................... — 7,504 — 7,504

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

Level 1 Level 2 Level 3 Total
Norway .............................................. $ — $ 97,769 $ — $ 97,769
Singapore ............................................ — 24,763 — 24,763
South Africa ........................................... — 4,344 — 4,344
South Korea .......................................... — 90,111 — 90,111
Spain ............................................... — 167,142 — 167,142
Sweden ............................................. — 87,568 — 87,568
Switzerland ........................................... 1,203 297,300 — 298,503
Taiwan .............................................. — 134,729 — 134,729
Turkey .............................................. — 5,934 — 5,934
United Kingdom ........................................ 843 223,039 — 223,882
United States .......................................... 8,100,537 168,353 — 8,268,890
Preferred Securities
Brazil ............................................... 16,824 — — 16,824
Germany ............................................ — 11,272 — 11,272
Short-Term Securities
Money Market Funds ...................................... 193,896 — — 193,896
$ 8,693,352 $ 3,727,802 $ — $ 12,421,154
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 415 $ — $ — $ 415
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)